Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
Summary of Credit Facility

The credit facility is presented in the balance sheet as follows:

	As at December 31,
in USD ‘000	2019	2018
Face value of Oxford loan	25,000	—
Transaction costs	(264)	—
	24,736	—
Interest expense	1,067	—
Interest paid	(699)	—
Total borrowings	25,104	—
Of which are:
Current	187	—
Non-current	24,917	—